Contract Liabilities - Summary of Movements in Current Liabilities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contract liabilities [line items]
Balance at January 1	¥ 3,196	¥ 3,331
-Curent, Beginning balance	1,451	1,568
-Non-Curent, Beginning balance	1,745	1,763
Addition as a result of increase of the unredeemed credits under the frequent flyer award programs	1,628	1,270
Reduction as a result of revenue recognized during the year	(1,763)	(1,405)
-Recognized as revenue from opening balance of contract liabilities	(1,344)	(1,192)
-Recognized as revenue from current year addition of contract liabilities	(419)	(213)
-Curent, Ending balance	1,459	1,451
Balance at December 31	3,061	3,196
-Non-Curent, Ending balance	¥ 1,602	¥ 1,745